Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Service Agreement

Play LA Inc. has a service agreement with On a Roll Media Inc. to have On A Roll Media supply website development, maintenance, content, translation, marketing and technical support services for Play LA Inc. The companies do not share common officers or directors nor do they hold shares of the other.  As of December 31, 2010, the Company owed On A Roll Media $Nil (2010- $109,720). The initial On A Roll Media services agreement would have ended on January 31, 2008, but has been renewed by a renewal agreement dated February 18, 2008.

 The renewal agreement has been extended to February 14, 2012, unless terminated earlier by mutual agreement of the parties. During the years ended December 31, 2011 and 2010, Play LA Inc. paid On A Roll Media Inc. $300,148 and $751,156, respectively for these services.

Purchase of Assets

On February 24, 2010, the Company entered into an agreement with Chongster Ltd. to acquire www.arsenal-mania.com, a leading UK football fan website. The purchase price comprise of the following:

a.       Issuance of 139,412 shares in the capital stock of the Company to the value of $71,100 (£45,000)

b.      Payment of £20,000 30 days after the closing

c.       Payment of £20,000 60 days after the closing

d.      Payment of £20,000 90 days after the closing

e.      Payment of £50,000 or 25% of the website net operating profits for the 1st year period following closing, whichever is greater, within 45 days of the 1st anniversary of the closing

f.        Payment of £25,000 or 15% of the website net operating profits for the 2nd year period following closing, whichever is greater, within 45 days of the 2nd anniversary of the closing

Payment of the balance of the purchase price was secured by an escrow agreement. During the year ended December 31, 2011, the Company is in default of its payment of $77,250 (£50,000) to Chongster Ltd. which was due April 10, 2011. The Company is subject to a penalty interest rate of 4% above the Bank of London prime rate of 0.5%. The interests are accrued. During the year ended December 31, 2010, the Company paid $92,816 (£60,000) in respect to the cash portion of the agreement and has issued 139,412 common shares of the Company which was valued at $71,100. Items a, b, c, and d were satisfied and completed. The balance of $115,875 (£75,000) of which $77,250 (£50,000) was due April 10, 2011 and a further $38,650 (£25,000) is due April 10, 2012 is shown in the accounts payable and accrued liabilities. Total interest accrued on loan balance at year end is $3,472 which is also included in accounts payables.